Cover	Nov. 12, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	PLIANT THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39303
Entity Tax Identification Number	47-4272481
Entity Address, Address Line One	331 Oyster Point Blvd.,
Entity Address, City or Town	South San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	481-6770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001746473
Amendment Flag	false
Common Stock, Par Value $0.0001 Per Share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PLRX
Security Exchange Name	NASDAQ
Series A Junior Participating Preferred Purchase Rights
Document Information [Line Items]
Title of 12(b) Security	Series A Junior Participating Preferred Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ